SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs			$ (3,181)	$ (3,886)
Total loans and borrowings			330,569	356,114
Less: current installments of long-term debt	[1]			(47,500)
Long-term debt, net of unamortized debt issuance costs and excluding current installments			330,569	308,614
Subsequent Event [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount		$ 430,000
Subsequent Event [Member] | Term Loan [Member] | Secured Facilities Agreement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount		860,000
CIB Long Term Debt [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross			10,000	10,000
Debt Instrument, Face Amount			21,000
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross			258,750	285,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross			$ 65,000	$ 65,000
Working Capital Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Liine of credit		350,000
Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Liine of credit		$ 80,000

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021 pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since June 1, 2020.